Tracie A. Coop State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 0717 TCoop@statestreet.com

February 23, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 9, 2017 to the prospectuses for the following funds:

iShares MSCI All Peru Capped ETF

iShares MSCI Ireland Capped ETF

iShares MSCI Qatar Capped ETF

iShares MSCI UAE Capped ETF

The purpose of this filing is to submit the 497 dated February 9, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie A. Coop

Tracie A. Coop

cc: Benjamin Haskin, Esq.